Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Schedule of Fair Value of Convertible Instruments under Black-Scholes Pricing Model

The following table summarizes the values of certain assumptions used by the Company’s custom model to estimate the fair value of the warrant liabilities as of March 31, 2015:

March 31, 2015
(Unaudited)
Stock price	$5.20
Weighted average strike price	$1.20
Remaining contractual term (years)	3.70
Volatility	124.0%
Risk-free rate	1.37%
Dividend yield	0.0%

Vaporin Inc [Member]
Schedule of Fair Value of Convertible Instruments under Black-Scholes Pricing Model

The Company used the following assumptions for determining the fair value of the convertible instruments under the Black-Scholes option pricing model:

December 31, 2014
Dividend rate	0%
Term (in years)	0.33 - 5 Years
Volatility	126% - 131%
Risk-free interest rate	0.05% - 1.73%